Finance result (Tables)	12 Months Ended
Dec. 31, 2021
Finance result
Schedule of financial result

	2021	2020	2019
Income from financial investments	43,845	2,263	18,443
Changes in fair value of financial investments (a)	13	17,111	28,886
Changes in fair value of financial derivatives (b)	1,699	16,147	18,599
Foreign exchange gains	20,551	1,930	1,745
Changes in accounts payable to selling shareholders (Note 17)	18,357	—	—
Interest income	4,656	4,721	1,042
Other	2,091	3,039	3,332
Finance income	91,212	45,211	72,047

Changes in fair value of financial derivatives (b)	(38,990)	(15,585)	(18,126)
Changes in accounts payable to selling shareholders (Note 17)	(106,177)	(20,330)	(89,403)
Interest in acquisition of investments (c)	(121,611)	(68,379)	(42,206)
Bank fees	(8,647)	(4,937)	(2,990)
Foreign exchange loss	(22,323)	(1,742)	(2,300)
Interest in lease liabilities	(4,795)	(3,036)	(1,489)
Interest on loans and financing	(57,245)	(19,862)	(1,002)
Other	(12,298)	(8,142)	(13,339)
Finance costs	(372,086)	(142,013)	(170,855)
Finance result	(280,874)	(96,802)	(98,808)
(a)	Refers to gains on financial investments measured at FVPL.
(b)	Amount related to changes in the fair value of the put and call options from business acquisitions and investments in associates and joint ventures, put option to convert senior notes and change in the fair value of swap derivatives. See Note 26 for further information.
(c)	Refer to interest expense on liabilities related to business combinations and investments in associates.